COMMITMENTS AND CONTINGENCIES - Purchase Obligation (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Purchase obligation
2022	$ 229,407
2023	21,143
2024	14,095
2025	7,048
2026	$ 14,095